Significant Accounting Policies - Supplier Financing (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Commitments, guarantees:
Supplier financing obligation	$ 101	$ 60
Supplier Finance Program, Obligation, Statement of Financial Position [Extensible Enumeration]	Accounts payable	Accounts payable
Minimum
Commitments, guarantees:
Supplier financing term	90 days
Maximum
Commitments, guarantees:
Supplier financing term	120 days